Property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	₨ 6,622,081		₨ 6,327,890
Balance at the ending	7,213,421	$ 110,908	6,622,081	₨ 6,327,890
Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,744,548		1,826,731
Balance at the ending	1,662,365		1,744,548	1,826,731
Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	3,720,774		3,526,574
Balance at the ending	3,276,406		3,720,774	3,526,574
Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	6,354,101		6,128,036
Balance at the ending	5,985,485		6,354,101	6,128,036
Computer Equipment [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	327,861		249,137
Balance at the ending	401,446		327,861	249,137
Office Equipment [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	214,583		157,715
Balance at the ending	255,769		214,583	157,715
Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	340,335		367,879
Balance at the ending	385,899		340,335	367,879
Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	6,000		0
Balance at the ending	3,600		6,000	0
Construction in progress [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	267,980		199,854
Balance at the ending	1,227,936		267,980	199,854
Gross carrying amount [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	16,648,581		14,808,592	12,168,242
Additions	1,311,266		1,867,601	2,683,357
Disposals or Deletions	93,985		27,612	43,007
Balance at the ending	17,865,862		16,648,581	14,808,592
Gross carrying amount [member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,301,987		2,301,987	1,993,085
Additions	0		0	308,902
Disposals or Deletions	0		0	0
Balance at the ending	2,301,987		2,301,987	2,301,987
Gross carrying amount [member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	11,585,120		10,137,059	8,340,520
Additions	795,351		1,464,523	1,801,093
Disposals or Deletions	86,695		16,462	4,554
Balance at the ending	12,293,776		11,585,120	10,137,059
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	16,648,581		14,808,592	12,168,242
Additions	1,311,266		1,867,601	2,683,357
Disposals or Deletions	93,985		27,612	43,007
Balance at the ending	17,865,862		16,648,581	14,808,592
Gross carrying amount [member] | Computer Equipment [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,162,259		951,508	790,631
Additions	251,022		217,549	198,488
Disposals or Deletions	5,465		6,798	37,611
Balance at the ending	1,407,816		1,162,259	951,508
Gross carrying amount [member] | Office Equipment [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	496,015		386,702	286,141
Additions	106,953		110,001	101,010
Disposals or Deletions	1,175		688	449
Balance at the ending	601,793		496,015	386,702
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,093,544		1,028,880	755,409
Additions	157,940		68,328	273,864
Disposals or Deletions	650		3,664	393
Balance at the ending	1,250,834		1,093,544	1,028,880
Gross carrying amount [member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,656		2,456	2,456
Additions	0		7,200	0
Disposals or Deletions	0		0	0
Balance at the ending	9,656		9,656	2,456
Accumulated depreciation and amortisations [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	10,294,480		8,680,556	7,222,894
Depreciation for the year	1,614,442		1,640,182	1,500,593
Disposals or Deletions	28,545		26,258	42,931
Balance at the ending	11,880,377		10,294,480	8,680,556
Accumulated depreciation and amortisations [Member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	557,439		475,256	401,073
Depreciation for the year	82,183		82,183	74,183
Disposals or Deletions	0		0	0
Balance at the ending	639,622		557,439	475,256
Accumulated depreciation and amortisations [Member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	7,864,346		6,610,485	5,374,508
Depreciation for the year	1,174,083		1,269,064	1,240,531
Disposals or Deletions	21,059		15,203	4,554
Balance at the ending	9,017,370		7,864,346	6,610,485
Accumulated depreciation and amortisations [Member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	10,294,480		8,680,556	7,222,894
Depreciation for the year	1,614,442		1,640,182	1,500,593
Disposals or Deletions	28,545		26,258	42,931
Balance at the ending	11,880,377		10,294,480	8,680,556
Accumulated depreciation and amortisations [Member] | Computer Equipment [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	834,398		702,371	649,977
Depreciation for the year	177,345		138,736	89,929
Disposals or Deletions	5,373		6,709	37,535
Balance at the ending	1,006,370		834,398	702,371
Accumulated depreciation and amortisations [Member] | Office Equipment [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	281,432		228,987	203,319
Depreciation for the year	65,808		53,127	26,117
Disposals or Deletions	1,216		682	449
Balance at the ending	346,024		281,432	228,987
Accumulated depreciation and amortisations [Member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	753,209		661,001	591,561
Depreciation for the year	112,623		95,872	69,833
Disposals or Deletions	897		3,664	393
Balance at the ending	864,935		753,209	661,001
Accumulated depreciation and amortisations [Member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	3,656		2,456	2,456
Depreciation for the year	2,400		1,200	0
Disposals or Deletions	0		0	0
Balance at the ending	₨ 6,056		₨ 3,656	₨ 2,456